UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic us Mortgage Securities Fund
September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.4%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--.2%
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	146,063	133,699
Commercial Mortgage Pass-Through Ctfs.--.4%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	325,000a,b	315,267
Residential Mortgage Pass-Through Ctfs.--.8%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	6.04	11/25/32	259,549a	252,237
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	518,519	228,432
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.82	12/25/34	148,217a	112,894
				593,563
U.S. Government Agencies/Mortgage-Backed--95.4%
Federal Home Loan Mortgage Corp.:
4.00%			8,200,000c ,e	8,584,375
4.00%, 12/1/40			765,783c	803,035
4.50%, 12/1/24			443,077c	479,321
Stripped Security, Interest
Only Class, REMIC, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			1,809c,d	47
Federal National Mortgage Association :
3.50%			450,000c ,e	462,445
4.50%			1,400,000c,e	1,485,531
6.50%			1,400,000c ,e	1,543,282
4.00%, 1/1/25			429,990c	454,218
5.00%, 1/1/18 - 5/1/39			317,438c	345,454
5.50%, 9/1/39			1,178,770c	1,297,826
6.00%, 4/1/35			291,454c	321,756
Government National Mortgage Association I :
4.00%			2,500,000e	2,674,219
4.50%			2,785,000e	3,026,512
5.00%			1,695,000e	1,861,587
4.00%, 1/15/41			720,266	772,138
4.50%, 5/15/39 - 10/15/40			4,830,273	5,274,432
5.00%, 5/15/33 - 3/15/41			4,601,659	5,081,531
5.50%, 6/15/20 - 9/15/39			6,537,499	7,272,709
6.00%, 10/15/19 - 9/15/39			2,397,758	2,683,247
6.50%, 9/15/31			4,044	4,678
7.00%, 1/15/24 - 2/15/24			18,154	21,035
7.50%, 12/15/23			4,534	5,280
8.00%, 1/15/22 - 12/15/22			89,828	104,260
8.50%, 1/15/20 - 3/15/22			18,631	20,223
9.00%, 11/15/19 - 11/15/22			5,168	6,075

9.50%, 9/15/19 - 10/15/20	2,682	2,805
Government National Mortgage Association II :
4.50%	9,845,000e	10,674,132
5.00%	6,405,000e	7,036,493
4.50%, 12/20/39 - 3/20/41	1,155,040	1,254,333
5.00%, 9/20/33 - 4/20/35	878,102	971,528
5.50%, 1/20/34 - 9/20/35	2,169,527	2,417,292
6.00%, 6/20/35 - 3/20/36	3,577,829	4,007,030
6.50%, 6/20/31 - 7/20/31	164,152	189,030
7.00%, 12/20/27 - 8/20/31	291,169	338,997
9.00%, 1/20/20 - 7/20/25	10,524	12,557
9.50%, 9/20/21 - 12/20/21	4,325	5,129
		71,494,542
U.S. Treasury Bonds--.1%
8.13%, 8/15/21	65,000	101,766
U.S. Treasury Notes--.5%
3.13%, 1/31/17	350,000	387,789
Total Bonds and Notes
(cost $70,742,054)		73,026,626
	Principal
Short-Term Investments--52.2%	Amount ($)	Value ($)
U.S. Government Agencies--46.6%
Federal Home Loan Banks,
0.00%, 10/19/11	16,000,000	15,999,936
Federal Home Loan Banks,
0.00%, 10/14/11	12,000,000	11,999,964
Federal Home Loan Banks,
0.00%, 10/21/11	7,000,000	6,999,965
		34,999,865
U.S. Treasury Bills--5.6%
0.01%, 10/6/11	1,540,000	1,539,998
0.00%, 10/13/11	2,075,000	2,074,994
0.00%, 10/20/11	450,000	449,997
0.07%, 11/17/11	105,000f	104,999
		4,169,988
Total Short-Term Investments
(cost $39,169,990)		39,169,853

Other Investment--.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $579,000)	579,000[g]	579,000

Total Investments (cost $110,491,044)	150.4%	112,775,479
Liabilities, Less Cash and Receivables	(50.4%)	(37,795,839)
Net Assets	100.0%	74,979,640

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $315,267 or .4% of net assets.

c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Notional face amount shown.
e	Purchased on a forward commitment basis.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $110,491,044. Net unrealized appreciation on investments was $2,284,435 of which $2,731,394 related to appreciated investment securities and $446,959 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	96.0
Short-Term/Money Market Investments	53.0
Asset/Mortgage-Backed	1.4
150.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2011($)
Financial Futures Short
U.S. Treasury 5 Year Notes	50	(6,124,219)	December 2011	11,844
Financial Futures Long
U.S. Treasury 10 Year Notes	79	10,277,406	December 2011	111,203

				123,047

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	133,699	-	133,699
Commercial Mortgage-Backed	-	315,267	-	315,267
Mutual Funds	-	579,000	-	579,000
Residential Mortgage-Backed	-	593,563	-	593,563
U.S. Government Agencies/Mortgage-	-	106,494,407	-	106,494,407
Backed
U.S. Treasury	-	4,659,543	-	4,659,543
Other Financial Instruments:
Futures++	123,047	-	-	123,047

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 22, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)